Stockholders' Equity (Details 8)	12 Months Ended
	Dec. 31, 2015 USD ($) shares
Number Outstanding	397,708
Common Stock Warrants [Member]
Number Outstanding	1,127,203
Weighted - Average Remaining Contractual Life (in years)	3 years 5 months 5 days
Intrinsic Value | $	$ 276,051	[1]
Common Stock Warrants [Member] | Exercise Price $9.60 [Member]
Number Outstanding	153,361
Weighted - Average Remaining Contractual Life (in years)	2 years 25 days
Intrinsic Value | $	$ 276,051	[1]
Common Stock Warrants [Member] | Exercise Price $12.30 [Member]
Number Outstanding	271,820
Weighted - Average Remaining Contractual Life (in years)	4 years 11 months 23 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $15.90 [Member]
Number Outstanding	163,092
Weighted - Average Remaining Contractual Life (in years)	4 years 11 months 23 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $18.00 [Member]
Number Outstanding	15,299
Weighted - Average Remaining Contractual Life (in years)	1 year 1 month 24 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $22.50 [Member]
Number Outstanding	85,925
Weighted - Average Remaining Contractual Life (in years)	1 year 1 month 10 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $25.80 [Member]
Number Outstanding	247,734
Weighted - Average Remaining Contractual Life (in years)	3 years 11 months 23 days
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $28.20 [Member]
Number Outstanding	90,909
Weighted - Average Remaining Contractual Life (in years)	1 year 6 months
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $29.10 [Member]
Number Outstanding	11,452
Weighted - Average Remaining Contractual Life (in years)	1 year 6 months
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $30.00 [Member]
Number Outstanding	46,500
Weighted - Average Remaining Contractual Life (in years)	1 year 5 months 1 day
Intrinsic Value | $		[1]
Common Stock Warrants [Member] | Exercise Price $52.50 [Member]
Number Outstanding	41,108
Weighted - Average Remaining Contractual Life (in years)	1 year 6 months 4 days
Intrinsic Value | $		[1]

[1]	Intrinsic value is calculated as the estimated fair value of the Company's stock at December 31, 2015 less the warrant exercise price of in-the-money warrants.